Significant Accounting Policies - Schedule of Goodwill (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Beginning Balance			$ 3,090	$ 5,963	$ 5,963	$ 5,963
Impairment of goodwill		$ (2,873)		$ (2,873)	(2,873)
Ending Balance	$ 3,090		$ 3,090		$ 3,090	$ 5,963